Share-based awards- RSUs (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2020 $ / shares	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2019 CNY (¥) shares	Mar. 31, 2018 CNY (¥)	Mar. 31, 2020 CNY (¥) shares
Weighted-average grant-date fair value
Share-based compensation expense | ¥		¥ 31,742	¥ 37,491	¥ 20,075
RSUs
Summary of changes in the RSUs
Awarded and unvested at beginning of year		64,346,493
Granted		29,250,126
Vested		(23,832,690)
Cancelled/forfeited		(4,304,967)
Awarded and unvested at end of year		65,458,962	64,346,493
Expected to vest					53,984,254
Weighted-average grant-date fair value
Awarded and unvested at beginning of year | $ / shares	$ 136.00
Granted | $ / shares	177.87
Vested | $ / shares	119.73
Cancelled/forfeited | $ / shares	150.77
Awarded and unvested at end of year | $ / shares	159.66
Expected to vest | $ / shares	$ 157.66
Unamortized compensation costs | ¥					¥ 26,476
Weighted average period over which unamortized compensation costs expected be recognized		2 years
Share-based compensation expense | ¥		¥ 25,651	¥ 22,137	¥ 16,165
RSUs | Non-employees
Summary of changes in the RSUs
Awarded and unvested at beginning of year		1,878,835
Awarded and unvested at end of year		2,531,102	1,878,835